Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Shares to be issued CNY (¥)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020		¥ (96,349)		¥ 200,100	¥ 18,352		¥ 322,610		¥ 14,802				¥ 459,515
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	27,037,302	27,037,302
Net income							70,958						70,958
Issuance of shares for achievement of earnout target		¥ 200,100		(200,100)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960	3,540,960
Issuance shares for private placement		¥ 1,338											1,338
Issuance shares for private placement (in Shares) | shares	[1]	28,230	28,230
Appropriation to statutory reserves					4,912		(4,912)
Foreign currency translation adjustments									(486)				(486)
Balance at Mar. 31, 2021		¥ 105,089			23,264		388,656		14,316				531,325
Balance (in Shares) at Mar. 31, 2021 | shares	[1]	30,606,492	30,606,492
Balance at Dec. 31, 2020		¥ (96,349)		200,100	18,352		322,610		14,802				459,515
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	27,037,302	27,037,302
Net income													163,011
Balance at Jun. 30, 2021		¥ 121,379			25,896		478,077		15,550				640,902
Balance (in Shares) at Jun. 30, 2021 | shares	[1]	30,844,641	30,844,641
Balance at Mar. 31, 2021		¥ 105,089			23,264		388,656		14,316				531,325
Balance (in Shares) at Mar. 31, 2021 | shares	[1]	30,606,492	30,606,492
Net income							92,053						92,053
Issuance shares for private placement		¥ 2,838											2,838
Issuance shares for private placement (in Shares) | shares	[1]	80,000	80,000
Exercise of warrants		¥ 4,340											4,340
Exercise of warrants (in Shares) | shares	[1]	48,149	48,149
Exercise of Unit Purchase Option		¥ 9,112											9,112
Exercise of Unit Purchase Option (in Shares) | shares	[1]	110,000	110,000
Appropriation to statutory reserves					2,632		(2,632)
Foreign currency translation adjustments									1,234				1,234
Balance at Jun. 30, 2021		¥ 121,379			25,896		478,077		15,550				640,902
Balance (in Shares) at Jun. 30, 2021 | shares	[1]	30,844,641	30,844,641
Balance at Dec. 31, 2021		¥ 153,237		128,119	31,775		479,199		17,115				809,445
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	30,844,641	30,844,641
Net income							83,226						83,226
Issuance shares for Weiliantong Acquisition		¥ 148,283											148,283
Issuance shares for Weiliantong Acquisition (in Shares) | shares	[1]	3,898,511	3,898,511
Share base compensation		¥ 3,726											3,726
Appropriation to statutory reserves					4,196		(4,196)
Foreign currency translation adjustments									(36)				(36)
Balance at Mar. 31, 2022		¥ 305,246		128,119	35,971		558,229		17,079				1,044,644
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	34,743,152	34,743,152
Balance at Dec. 31, 2021		¥ 153,237		128,119	31,775		479,199		17,115				809,445
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	30,844,641	30,844,641
Net income													150,601	$ 22,484
Balance at Jun. 30, 2022		¥ 437,076			35,759		626,115		17,681		(299)		1,116,332	166,664
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	38,284,112	38,284,112
Balance at Mar. 31, 2022		¥ 305,246		128,119	35,971		558,229		17,079				1,044,644
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	34,743,152	34,743,152
Net income							67,674				(299)		67,375	10,059
Share base compensation		3,711											3,711
Issuance of shares for achievement of earnout target		¥ 128,119		(128,119)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960	3,540,960
Appropriation to statutory reserves					(212)		212
Foreign currency translation adjustments									602				602
Balance at Jun. 30, 2022		¥ 437,076			¥ 35,759		¥ 626,115		¥ 17,681		¥ (299)		¥ 1,116,332	166,664
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	38,284,112	38,284,112
Balance (in Dollars) | $			$ 65,253			$ 5,339		$ 93,477		$ 2,640		$ (45)		$ 166,664
Balance (in Shares) | shares	[1]	38,284,112	38,284,112

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.